Inventory	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory

Note 3 – Inventory

Inventory, which is comprised of finished product, is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	December 31, 2022		December 31, 2021
Raw material		$84,000		$-
Finished goods		348,000		-
	432,000		-
Reserve for obsolescence		(432,000)		-
Total inventory		$-		$-

During the year ended December 31, 2022, the Company recorded a reserve for slow moving and potentially obsolete inventory of $432,000, which is included in cost of goods sold in the accompanying statement of operations.